Fair Value (Tables)	12 Months Ended
Mar. 31, 2019
Measured at fair value on a recurring basis [member]
Statement [LineItems]
Financial Assets and Financial Liabilities

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
As of March 31, 2018	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥38,926	¥—	¥38,926
Interest rate instruments	—	49,419	—	49,419

Total	—	88,345	—	88,345

Debt securities	26,763	37,860	5,206	69,829
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	—	—	—
Equity securities	198,011	—	12,671	210,682

Total	¥224,774	¥126,205	¥17,877	¥368,856

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥16,417	¥—	¥16,417
Interest rate instruments	—	36,369	—	36,369

Total	—	52,786	—	52,786

Total	¥—	¥52,786	¥—	¥52,786

	Yen (millions)
As of March 31, 2019	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥12,233	¥—	¥12,233
Interest rate instruments	—	34,164	—	34,164

Total	—	46,397	—	46,397

Debt securities	21,090	31,551	5,439	58,080
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	10,495	—	10,495
Equity securities	108,879	—	98,156	207,035

Total	¥129,969	¥88,443	¥103,595	¥322,007

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥35,449	¥—	¥35,449
Interest rate instruments	—	34,042	—	34,042

Total	—	69,491	—	69,491

Total	¥—	¥69,491	¥—	¥69,491

Measured at fair value on a recurring basis [member] | Level 3 [member]
Statement [LineItems]
Financial Assets and Financial Liabilities

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2018 and 2019 are as follows:

	Yen (millions)
For the year ended March 31, 2018	Debt securities	Equity securities
Balance as of April 1, 2017	¥5,610	¥11,318

Total gains or losses:
Profit or loss	111	—
Other comprehensive income	—	(323)
Purchases	—	1,833
Sales	(222)	(107)
Exchange differences on translating foreign operations	(293)	(50)

Balance as of March 31, 2018	¥5,206	¥12,671

Unrealized gains or losses included in profit or loss on assets held at March 31, 2018	¥111	¥—

	Yen (millions)
For the year ended March 31, 2019	Debt securities	Equity securities
Balance as of April 1, 2018	¥5,206	¥12,671

Total gains or losses:
Profit or loss	(42)	—
Other comprehensive income	—	(3,824)
Purchases	—	89,651
Sales	—	(295)
Exchange differences on translating foreign operations	275	(47)

Balance as of March 31, 2019	¥5,439	¥98,156

Unrealized gains or losses included in profit or loss on assets held at March 31, 2019	¥(42)	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2018 and 2019 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.

Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2018 and 2019 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

At cost [member]
Statement [LineItems]
Financial Assets and Financial Liabilities

The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥4,958,063	¥4,935,772	¥5,405,250	¥5,417,297
Debt securities	104,286	104,284	54,964	54,952
Financing liabilities	6,799,010	6,795,675	7,331,120	7,355,632